EARNINGS PER SHARE	6 Months Ended
Jun. 30, 2020
Earnings Per Share [Abstract]
EARNINGS PER SHARE

NOTE 11:EARNINGS PER SHARE

The table below presents the computation of basic and diluted net earnings per common share:

	Six months ended June 30,
	2020	2019

Numerator:
Net Income (Loss) attributable to ordinary shares – basic and Diluted	$(905)	$4,132

Denominator:
Number of ordinary shares outstanding during the year	26,564,844	25,889,230
Weighted average effect of dilutive securities:
Employee options and restricted share units	-	2,076

Diluted number of ordinary shares outstanding	26,564,844	25,891,306

Basic and Diluted net earnings (loss) per ordinary share	$(0.03)	$0.16

Ordinary shares equivalents excluded because their effect would have been anti-dilutive	5,084,480	4,022,622